CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net profit/(loss)	€ 5,520	€ 18,625	€ 16,779
Fair value remeasurement to cash flow hedges	678	(910)	(482)
of which, reclassified to the income statement	445	532	(353)
of which, recognized in equity during the period	233	(1,442)	(129)
Gains and losses from remeasurement of financial assets	8	57	3
of which, recognized in equity during the period	8	57	3
Exchange differences on translating foreign operations	1,008	(1,927)	2,013
Income tax (expenses)/benefit	(156)	245	89
Share of Other comprehensive income/(loss) for equity method investees	55	(221)	(7)
Amounts to be potentially reclassified to profit or loss	1,593	(2,756)	1,616
Actuarial gains and losses on defined benefit pension obligations	(144)	(228)	1,753
Share of Other comprehensive income/(loss) for equity method investees	(1)	2	(5)
Income tax (expenses)/benefit	55	41	(379)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(90)	(185)	1,369
TOTAL CONSOLIDATED COMPREHENSIVE INCOME/(LOSS) FOR THE PERIOD	7,023	15,684	19,764
of which, attributable to equity holders of the parent	6,974	15,658	19,781
of which, attributable to non-controlling interests	€ 49	€ 26	€ (17)